Restructuring - Additional Information (Details)		3 Months Ended	9 Months Ended
	Aug. 18, 2023 USD ($) Employees	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)
Restructuring Cost And Reserve [Line Items]
Restructuring charges		$ 0	$ 380,000
Restructuring activities, initiated date	Aug. 25, 2023
Restructuring, number of positions eliminated | Employees	6
Restructuring, number of positions eliminated, percent	24.00%
Severance costs	$ 400,000	$ 0	$ 380,000
Restructuring, annual cost savings	$ 1,500,000